Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements:
The authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The guidance describes three levels of input that may be used to measure fair value, which are as follows:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Plan Assets

Equity Securities: Equity securities directly held by the Plan consist of common stocks with quoted prices in active markets. These securities have been classified within Level 1.

Mutual Funds and Money Markets: Shares of mutual funds are valued at the net asset value of shares held by the Plan at year end. The net asset value of the mutual funds are based on prices in active markets. Investments held in the money market funds are valued at amortized cost, which approximates fair value. These investments have been classified within Level 1.

The aggregate fair values of the Plan's assets as of December 31, 2025 and 2024, were as follows (in thousands):

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Mutual Funds (1)	$193,042	$214,483	$214,483	$—	$—
Equity Securities	71,807	71,337	71,337	—	—
Money Market Funds	453	266	266	—	—
Total Assets in Fair Value Hierarchy	265,302	286,086	$286,086	$—	$—
Assets Measured at Net Asset Value (2)	29,415	29,231
Total Assets	$294,717	$315,317
(1)Mutual Funds were comprised of U.S. and international investments, 92.0% and 8.0% respectively, at December 31, 2025, and 92.7%% and 7.3% respectively, at December 31, 2024.
(2)In accordance with FASB ASC Subtopic 820-10, an investment measured at fair value using the net asset value per share practical expedient has not been classified in the fair value hierarchy. This investment is the BNYM Insight Stable Value Fund, which is comprised of a diversified portfolio of fixed-income instruments which primarily include guaranteed investment contracts ("GICs") including synthetic, and insurance company separate account GICs. Participant redemptions can be made from the BNYM Insight Stable Value Fund on a daily basis with settlement one business day after the trade is submitted. Plan sponsor initiated withdrawals from the BNYM Insight Stable Value Fund may be subject to a redemption notice period of up to twelve months. The contract value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
Hierarchy valuations at December 31, 2025 are consistent with December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.